Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0
Operating Expenses
General and Administrative	117,867	156,470	920,919	896,079
Professional Fees	144,013	81,330	260,716	180,599
Officer's Salary	105,379	86,576	440,896	318,144
Research and Development	110,681	79,586	432,008	439,536
Total Operating Expenses	477,940	403,962	2,054,539	1,834,358
Loss from Operations	(477,940)	(403,962)	(2,054,539)	(1,834,358)
Other Income/(Expenses)
Gain on forgiveness of debt	0	9,679	23,245	30,652
Loss on disposal of fixed asset	0	0	(953)	0
Interest expense	(31,040)	(21,892)	(101,546)	(69,281)
Total Other Income/(Expenses)	(31,040)	(12,213)	(79,254)	(38,629)
Net (Loss) before Provision for Income Taxes	(508,980)	(416,175)	(2,133,793)	(1,872,987)
Provision for Income Taxes	0	0	0	0
Net (Loss)	$ (508,980)	$ (416,175)	$ (2,133,793)	$ (1,872,987)
Net Income (Loss) Per Share - Basic and Diluted	$ (0.00)	$ (0.00)	$ 0.00	$ 0.00
Weighted average number of shares outstanding during the period - Basic and Diluted	710,969,281	676,215,156	685,836,581	662,490,382